January 7, 2010

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

Re:	Dreyfus Bond Funds, Inc.
811-2653; 2-56878

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 56 to the Fund s Registration Statement, electronically filed with the Securities and Exchange Commission on December 23, 2009, pursuant to Rule 485(b).

Very truly yours,

/s/ Yaroslava Kouskovskaya
Yaroslava Kouskovskaya